Fair Value Measurements (Details) - Schedule of key inputs used in the black scholes option pricing model - $ / shares		12 Months Ended
	Dec. 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of key inputs used in the black scholes option pricing model [Abstract]
Risk-free interest rate		1.20%
Expected term (years)		5 years 6 months 29 days		6 years 3 months
Expected volatility		10.00%
Stock Price (in Dollars per share)		$ 9.7
Exercise price (in Dollars per share)	$ 2.02	$ 11.5	$ 2.02
Dividend yield		0.00%